Income Taxes - Summary of Carryforwards of Net Operating Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal net operating losses
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 27,873	$ 17,942
State net operating losses
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 14,454	$ 5,655